CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Millennium Trust (a series of the Registrant) does not differ from that contained in Post-Effective Amendment No. 16 ("Amendment No. 16") to the Registrant's Registration Statement and (b) that Amendment No. 16 was filed electronically.





Dated: October 26, 1998                     By: /S/ CLAUDIA A. BRANDON
                                                ----------------------
                                                Claudia A. Brandon
                                                Secretary